Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Advances to affiliates		$ 8,229
Due to Affiliate, Current	$ 15,655	14,731
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Advances to affiliates	22,831	8,200
Due to Affiliate, Current	$ 15,700	$ 14,700